Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Finished goods	$ 61,297	$ 87,967
Work-in-process	3,163	3,106
Raw materials	67,212	77,431
Total inventory	$ 131,672	$ 168,504